Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Loans past due 90 days and still accruing	$ 78	$ 359
Nonaccrual	3,580	3,626
Residential Real Estate Loans [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Loans past due 90 days and still accruing	72	341
Nonaccrual	2,662	2,533
Commercial Real Estate Owner Occupied [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Nonaccrual	799	675
Commercial Real Estate Nonowner Occupied [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Nonaccrual	52
Commercial and Industrial [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Nonaccrual	21
Automobile Loans [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Loans past due 90 days and still accruing	5	11
Nonaccrual	8	4
Home Equity Loans [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Nonaccrual	38	62
Other Consumer Loans [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Loans past due 90 days and still accruing	1	7
Nonowner Occupied [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Nonaccrual Loans and Loans Past Due 90 days [Line Items]
Nonaccrual		$ 352